Condensed Consolidated Statements of Cash Flows (USD $) In Thousands, unless otherwise specified	6 Months Ended		12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Cash flows from operating activities:
Net income (loss)	$ 4,011	$ (2,106)	$ (5,854)	$ (4,372)	$ (5,959)
Adjustments to reconcile net loss to net cash used in operating activities:
Stock-based compensation	1,737	1,008	2,445	949	550
Depreciation and amortization	972	613	1,495	548	276
Loss on disposal of property and equipment/fixed asset		1	2	92	1
Discount/premium on investments	409	274	517	223	338
Amortization of warrant issuance costs	55	18	73
Changes in operating assets and liabilities:
Disbursement prefunding	834	(2,365)	(6,066)	(2,281)	(617)
Customer funds receivable	(38,138)	(12,038)	7,869	(13,023)	(2,989)
Prepaid expenses and other current assets	651	(579)	(2,797)	(406)	(169)
Other assets	84	(114)	(189)	70	(12)
Customer liabilities	15,106	5,240	344	4,148	398
Transaction loss reserves	302	211	(227)	479	(788)
Accounts payable and accrued expenses	707	922	1,551	1,513	659
Other non-current liabilities	4		87
Net cash used in operating activities	(13,266)	(8,915)	(750)	(12,060)	(8,312)
Cash flows from investing activities:
Purchase of property, equipment and software	(798)	(1,760)	(3,206)	(1,735)	(894)
Purchase of short-term investments/marketable securities	(60,939)	(14,260)	(37,470)	(23,131)	(30,651)
Proceeds from sales and maturities of marketable securities	24,055	11,026	32,222	14,742	20,178
Change in restricted cash	(1,014)	(7,000)	(7,607)	(150)	(1,020)
Net cash used in investing activities	(38,696)	(11,994)	(16,061)	(10,274)	(12,387)
Cash flows from financing activities:
Net proceeds from issuance of preferred stock		(5)	(6)	24,982	17,486
Proceeds from exercise of preferred stock warrants					996
Proceeds from exercise of common stock options	535	47	146	156	161
Net borrowings under line of credit	9,000	11,500	13,500	24,750	900
Proceeds from initial public offering, net of costs	88,422
Net cash provided by financing activities	97,957	11,542	13,640	49,888	19,543
Net increase (decrease) in cash and cash equivalents	45,995	(9,367)	(3,171)	27,554	(1,156)
Cash and cash equivalents, beginning of period	45,077	48,248	48,248	20,694	21,850
Cash and cash equivalents, end of period	91,072	38,881	45,077	48,248	20,694
Supplemental disclosures of cash flow information:
Cash paid for taxes	2	2	2	2	2
Cash paid for interest	706	410	1,659	443	162
Purchases of property and equipment in accounts payable and accrued expenses	123	12	46	56	17
Deferred offering costs not yet paid	9	1,489	699
Issuance of common stock warrants			$ 219